The Company estimates the recovery of the deferred tax assets as of December 31, 2021 as follows: (Details) R$ in Millions	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Recovery of deferred tax assets	R$ 423
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Recovery of deferred tax assets	26
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Recovery of deferred tax assets	225
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Recovery of deferred tax assets	5
Later than five years [member]
IfrsStatementLineItems [Line Items]
Recovery of deferred tax assets	R$ 167